Leases	6 Months Ended
Mar. 31, 2026
Leases
Leases

Note 17 — Leases

The Company rents (i) its factories in Lishui City, Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd, for processing dried edible fungi; (ii) a floor in an office building in Hangzhou from a third party; and (iii) three warehouses in the USA.

As of March 31, 2026 and September 30, 2025, the remaining average lease term was an average of 4.1 years and 4.3 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 14.6% per annum and 14.6% per annum, as of March 31, 2026 and September 30, 2025, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Right-of-use assets under operating leases	$14,166,214	$16,440,531

Operating lease liabilities, current	3,690,692	5,030,911
Operating lease liabilities, non-current	10,475,522	11,409,620
Total operating lease liabilities	$14,166,214	$16,440,531

As of
March 31,
For the years ending September 30,	2026
For the remaining months of fiscal year 2026	$3,662,509
2027	3,457,153
2028	3,559,700
2029	3,669,199
2030	3,569,391
Thereafter	1,002,553
Total future minimum lease payments	18,920,505
Less: Imputed interest	(4,754,291)
Total	$14,166,214